As filed with the Securities and Exchange Commission on March 21, 2012

File Nos. 2-11023

811-00126

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 118	☐ ☐ ☒

and/or

REGISTRATION

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57	☒

ALLIANCEBERNSTEIN GROWTH AND
INCOME FUND, INC.

(Exact name of Registrant as Specified in Charter)

AllianceBernstein L.P.

1345 Avenue of the Americas,

New York, New York, 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

(800) 221-5672

Emilie D. Wrapp

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York, 10105

(Name and address of agent for service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

1200 G Street, N.W.

Suite 350

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 21, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 21st day of March, 2012.

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

By:	Robert M. Keith*
Robert M. Keith President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	March 21, 2012

2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	March 21, 2012

3)	All of the Directors:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		March 21, 2012

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase